Segmental Information - Summary of Information by Reportable Segment - Other Segmental Information (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reportable segments [line items]
Depreciation and amortisation	$ 98	$ 110	$ 116
Administrative expenses [member]
Disclosure of reportable segments [line items]
Depreciation and amortisation	20	29	32
Cost of sales [member]
Disclosure of reportable segments [line items]
Depreciation and amortisation	78	81	84
System Fund [member]
Disclosure of reportable segments [line items]
Depreciation and amortisation	$ 94	$ 62	$ 54